Note 13 - Summarized Financial Information of Citizens Holding Company - Income Statement (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income		$ 2,721	$ 3,030	$ 2,673
Total other income		10,885	12,188	10,460
Other expense		9,067	8,839	8,360
Income tax expense		1,881	1,431	1,752
Net income		9,620	7,494	6,931
Parent Company [Member]
Interest income(1)	[1]	0	1	2
Dividends from bank subsidiary(1)	[1]	6,128	4,104	6,099
Equity in undistributed earnings of bank subsidiary(1)	[1]	4,546	3,995	1,260
Other income		21	0	0
Total other income		10,695	8,099	7,359
Other expense		1,417	820	526
Income before income taxes		9,278	7,280	6,835
Income tax expense		(342)	(214)	(96)
Net income		$ 9,620	$ 7,494	$ 6,931

[1]	Eliminates in consolidation.